PROPERTIES	9 Months Ended
Dec. 02, 2017
PROPERTIES

NOTE 3—PROPERTIES

Sale-Leaseback Transaction

During the third quarter of fiscal 2017, certain subsidiaries of the Company sold 71 of the Company’s store properties for an aggregate purchase price, net of closing costs, of approximately $705 million. In connection with the sale and subsequent leaseback, the Company entered into lease agreements for each of the properties for initial terms of 20 years with varying multiple five-year renewal options. The aggregate initial annual rent payment for the 71 properties will be approximately $48 million, with scheduled rent increases occurring generally every one or five years over the initial 20-year term. The Company qualified for sale-leaseback accounting on 61 of the store properties and recorded a deferred gain of $254.6 million, which will be amortized over the respective lease periods. The remaining 10 stores did not qualify for sale-leaseback accounting primarily due to continuing involvement with adjacent properties that have not been legally subdivided from the store properties. The Company expects these store properties to qualify for sale-leaseback accounting once the adjacent properties have been legally subdivided. The financing lease liability recorded for these 10 store properties was $95.7 million.

Impairment of Long-Lived Assets and Lease Exit Costs

In accordance with the Company’s accounting policy for impairment of long-lived assets and lease exits costs, the Company recorded store asset impairment losses of $64.8 million and $39.3 million for the 40 weeks ended December 2, 2017 and December 3, 2016, respectively. The Company also recorded $15.8 million and $2.4 million in losses on leases related to the closure of retail stores during the 40 weeks ended December 2, 2017 and December 3, 2016, respectively. In addition, during the 40 weeks ended December 2, 2017, the Company recorded an impairment loss of $12.8 million related to information technology assets. The asset impairment losses primarily relate to assets in underperforming stores and information technology assets related to the Company’s development of a new digital platform. The impairment losses were recorded as a component of Selling and administrative expenses.